Retirement Plans (Details 18) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans [Abstract]
2013	$ 21
2014	22
2015	22
2016	22
2017	22
2018-2022	$ 108